Leases - Disclosure of Composition of Lease Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Presentation of leases for lessee [abstract]
Current	€ 6,984	€ 10,538
Non-current	10,243	11,319
Total Lease liabilities	€ 17,227	€ 21,857